SHORT-TERM AND LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Investments, All Other Investments [Abstract]
SCHEDULE OF SHORT TERM INVESTMENT

Short-term investments consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Short-term investments
Aggregate cost basis	150,042	153,768
Gross unrealized holding gain	657	142
Aggregate fair value	150,699	153,910

SCHEDULE OF LONG TERM INVESTMENT	The Group’s long-term investments consisted of the following:
	As of December 31,
	2023	2024
	RMB	RMB
Equity investments	—	273,020
Debt investments using fair value option	—	51,090
Total	—	324,110

SCHEDULE OF INVESTMENT FAIR VALUE

The following table summarized the Group’s investments at fair value as of December 31, 2024:

	As of December 31, 2024
	Aggregate Cost	Unrealized Gain/(Losses)	Foreign Currency Translation Adjustment	Aggregate fair value
Equities securities	448,293	(177,815)	2,542	273,020
Debt investments	51,000	90	—	51,090
Total	499,293	(177,725)	2,542	324,110